DIVIDENDS PAYABLE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Dividends for the fiscal year 2023	R$ 1,121,391
Dividends for the fiscal year 2022		R$ 875,008
Dividends from previous years	33,445	49,636
Total	R$ 1,154,836	R$ 924,644
Minimum mandatory dividend (as a percent)	25.00%
Class A and Class B Preferred shares
Current
Minimum mandatory dividend (as a percent)	10.00%
Class A preferred shares
Current
Minimum mandatory dividend (as a percent)	8.00%
Class B preferred shares
Current
Minimum mandatory dividend (as a percent)	6.00%